Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Bretton Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Bretton Fund
Account Value	$ 30,830	$ 30,830	$ 30,830	$ 24,647	$ 20,243	$ 22,688	$ 15,973	$ 15,889	$ 13,976	$ 11,516	$ 10,346	$ 11,068	$ 10,000
Average Annual Return, Percent	25.09%	14.18%	11.92%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742	$ 10,000
Average Annual Return, Percent	24.56%	15.05%	12.86%